28. Income tax / deferred tax (Details 2) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Deferred Tax
Deferred tax		$ (7,681,281)	$ (1,168,420)	$ 392,552
Current tax		(2,904,191)	(1,713,587)	(1,169,638)
Difference between provision and tax return		(88,376)	(4,864)	(7,227)
Income tax expense		(10,673,848)	(2,886,871)	(784,313)
Profit for the year before taxes		$ 22,807,987	$ 9,495,085	$ 8,596,806
Applicable tax rate		30.00%	30.00%	35.00%
Loss for the year at the tax rate		$ (6,842,396)	$ (2,848,526)	$ (3,008,882)
Gain from interest in joint ventures		124	861	(9)
Non-taxable income		(1,021,032)	(1,209,002)	1,565,827
Adjustment effect on tax inflation		(2,805,112)	0	0
Change in the income tax rate	[1]	0	1,174,660	665,978
Difference between provision and tax return		(12,230)	(4,864)	(7,227)
Other		6,798	0	0
Income tax expense		$ (10,673,848)	$ (2,886,871)	$ (784,313)

[1]	Effect on deferred tax assets and liabilities in accordance with the tax reform of 2017 and Law 27,430.